UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.70%, 3/25/35 (a)	$5,890		$5,294,013
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.49%, 1/25/28 (a)	2,484		2,233,700
GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34 (a)	415		416,006
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.69%, 10/25/35 (a)	1,875		1,237,676
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	180		191,507
Series 1996-20G, 7.70%, 7/01/16	223		240,539
Series 1996-20H, 7.25%, 8/01/16	316		337,943
Series 1996-20K, 6.95%, 11/01/16	492		526,072
Series 1997-20C, 7.15%, 3/01/17	201		218,837
			10,696,293
Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 1.00%, 4/01/15	1,895		15,405
Sterling Bank Trust, Series 2004- 2, Class Note, 2.08%, 3/30/30 (b)	4,830		313,939
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	8,376		609,898
			939,242
Total Asset-Backed Securities – 2.3%			11,635,535

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.6%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	—	(c)	134
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	1,065		1,059,907

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	$1,099		$1,042,523
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.46%, 10/25/35 (a)	3,238		2,398,621
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 5.63%, 1/25/37 (a)	434		334,759
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.23%, 8/25/23 (a)	54		60,258
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	3,664		3,928,110
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.65%, 8/25/34 (a)	1,403		1,272,112
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 1.38%, 1/25/46 (a)	5,166		2,745,345
			12,841,769
Commercial Mortgage-Backed Securities — 1.0%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,579,331
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	2,283		2,406,643
			4,985,974
Interest Only Collateralized Mortgage Obligations — 1.1%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1AIO, 0.29%, 5/25/18 (a)	89,647		711,272
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	1,016		96,613
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14	—	(c)	326
First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	27		3,994

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK INCOME TRUST, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)	$4,957	$126,014
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	108,815	544,077
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	12,888	144,990
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	639	86,916
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	669	72,642
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	40,078	651,265
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-20, Class 3AX, 5.50%, 10/25/35	1,231	136,989
Series 2006-7, Class 3AS, 2.37%, 8/25/36 (a)	29,031	3,048,225
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.05%, 5/15/29 (a)	57,962	101,973
		5,725,296

Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.67%, 6/20/29 (a)(b)	2,955	92,800
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)	17	4
		92,804
Principal Only Collateralized Mortgage Obligations — 0.8%
Countrywide Home Loan Mortgage Pass-Through Trust, Class PO:
Series 2003-26, 8/25/33	2,010	1,588,884
Series 2003-J4, 6/25/33	364	283,791
Series 2003-J5, 7/25/33	583	461,457
Series 2003-J8, 9/25/23	447	367,621
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	10	9,408
Series V, 9/01/18	45	42,675
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	81	73,435

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (concluded)
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	$930	$610,158
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	8	5,612
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	617	444,917
		3,887,958
Total Non-Agency Mortgage-Backed Securities – 5.5%		27,533,801

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.4%
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	223	222,735
Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23	2	2,028
Federal Housing Administration, Reilly Project, Series 41, 8.28%, 3/01/20	584	584,248
Federal Housing Administration, USGI Projects:
Series 87, 7.43%, 12/01/22	67	67,499
Series 99, 7.43%, 6/01/21	4,514	4,514,316
Series 99, 7.43%, 10/01/23	42	41,805
Series 99, 7.43%, 10/01/23	124	123,517
Freddie Mac, 3.53%, 9/30/19	1,115	1,132,588
Resolution Funding Corp., 9.89%, 4/15/30 (d)	13,000	5,593,991
		12,282,727
Collateralized Mortgage Obligations — 12.6%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	100	5,907
Series 1991-87, Class S, 26.02%, 8/25/21 (a)	57	88,051
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	437	494,801
Series 2003-32, Class VT, 6.00%, 9/25/15	4,256	4,359,401
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264	13,832,862
Series 2004-29, Class HC, 7.50%, 7/25/30	589	621,879

2	BLACKROCK INCOME TRUST, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities:
Series 2004-31, Class ZG, 7.50%, 5/25/34	$3,113		$3,731,649
Series 2005-73, Class DS, 17.00%, 8/25/35 (a)	3,258		4,035,042
Series 2006-2, Class KP, 6.50%, 2/25/35 (a)	203		193,595
Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(c)	3,770
Series G-17, Class S, 0.58%, 6/25/21 (a)	275		5,134
Series G-33, Class PV, 1.08%, 10/25/21	316		6,556
Series G-49, Class S, 8.80%, 12/25/21 (a)	—	(c)	1,535
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	97		106,496
Series 19, Class R, 9.76%, 3/15/20 (a)	9		1,534
Series 40, Class K, 6.50%, 8/17/24	378		433,857
Series 75, Class R, 9.50%, 1/15/21	—	(c)	3
Series 75, Class RS, 22.99%, 1/15/21 (a)	—	(c)	3
Series 173, Class R, 9.00%, 11/15/21	14		14
Series 173, Class RS, 9.18%, 11/15/21 (a)	—	(c)	15
Series 192, Class U, 1.01%, 2/15/22 (a)	3		58
Series 1057, Class J, 1.01%, 3/15/21	99		2,099
Series 1160, Class F, 39.10%, 10/15/21 (a)	20		39,239
Series 1961, Class H, 6.50%, 5/15/12	—	(c)	161
Series 2218, Class Z, 8.50%, 3/15/30	5,638		6,543,133
Series 2542, Class UC, 6.00%, 12/15/22	8,780		9,660,877
Series 2758, Class KV, 5.50%, 5/15/23	9,606		10,698,816
Series 2861, Class AX, 10.50%, 9/15/34 (a)	254		279,758
Series 2927, Class BZ, 5.50%, 2/15/35	2,924		3,302,637
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	581		637,634
Series 2001-33, Class PB, 6.50%, 7/20/31	957		998,967
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,741,263
			63,826,746

U.S. Government Sponsored Agency Securities	Par (000)		Value
Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12	$3,800		$3,881,164
Interest Only Collateralized Mortgage Obligations — 5.2%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	5		759
Series 89, Class 2, 8.00%, 10/01/18	8		1,151
Series 94, Class 2, 9.50%, 8/01/21	3		602
Series 1990-123, Class M, 1,009.50%, 10/25/20	—	(c)	513
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	13,026		18,078
Series 1991-99, Class L, 930.00%, 8/25/21	—	(c)	2,544
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(c)	3,785
Series 1993-199, Class SB, 2.63%, 10/25/23 (a)	847		101,802
Series 1996-68, Class SC, 2.26%, 1/25/24 (a)	536		35,413
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	365		14,079
Series 1997-90, Class M, 6.00%, 1/25/28	6,416		1,458,836
Series 1999-W4, Class IO, 6.50%, 12/25/28	380		84,790
Series 2005-43, Class IC, 6.00%, 3/25/34	11		1,183
Series G-10, Class S, 575.46%, 5/25/21 (a)	1		12,739
Series G-12, Class S, 608.14%, 5/25/21 (a)	—	(c)	7,857
Series G-50, Class G, 1,158.63%, 12/25/21	—	(c)	412
Series G92-5, Class H, 9.00%, 1/25/22	90		13,583
Series G92-12, Class C, 1,016.90%, 2/25/22	—	(c)	4,820
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	269		13,256
Fannie Mae Trust:
Series 2010-75, Class PI, 4.50%, 12/25/36	29,683		4,166,450
Series 2010-126, Class UI, 5.50%, 10/25/40	23,112		4,304,780
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—	(c)	664
Series 200, Class R, 98,522.81%, 12/15/22 (a)	—	(c)	15
Series 1043, Class H, 0.02%, 2/15/21 (a)	8,696		17,463
Series 1054, Class I, 435.32%, 3/15/21 (a)	—	(c)	1,318

BLACKROCK INCOME TRUST, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1056, Class KD, 1.08%, 3/15/21	$62		$1,280
Series 1148, Class E, 592.55%, 10/15/21 (a)	—	(c)	4,292
Series 1914, Class PC, 0.75%, 12/15/11	76		92
Series 2545, Class NI, 5.50%, 3/15/22	224		5,327
Series 2559, Class IO, 5.00%, 8/15/30 (a)	213		2,236
Series 2611, Class QI, 5.50%, 9/15/32	4,119		557,220
Series 2949, Class IO, 5.50%, 3/15/35	715		79,958
Freddie Mac Multiclass Certificates:
Series 3744, Class PI, 4.00%, 6/15/39	21,711		3,908,411
Series 3745, Class IN, 4.00%, 1/15/35	49,430		7,047,190
Ginnie Mae Mortgage-Backed Securities:
Series 2010-91, Class LI, 4.50%, 6/20/39	17,722		2,046,042
Series 2010-101, Class YT, 2.00%, 8/16/13	62,761		2,384,149
			26,303,089
Mortgage-Backed Securities — 125.4%
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/41 - 6/15/41 (e)	31,707		31,966,517
4.50%, 8/01/25 - 5/01/40 (f)(g)	213,093		222,412,005
5.00%, 1/01/23 - 6/15/41 (e)(f)(g)	124,493		132,937,748
5.50%, 6/15/26 - 6/15/40 (e)(f)(g)	139,855		152,101,791
5.97%, 8/01/16	3,063		3,461,380
6.00%, 6/15/41 (e)	21,800		23,976,599
6.50%, 6/15/41 (e)	49,900		56,348,028
7.50%, 2/01/22	—	(c)	124
9.50%, 1/01/19 - 9/01/19	3		2,974
Freddie Mac Mortgage-Backed Securities:
2.61%, 1/01/35 (a)	204		205,721
4.51%, 11/01/17 (a)	18		19,290
4.98%, 10/01/34 (a)	537		563,766
5.00%, 2/01/22 - 4/01/22 (g)	1,248		1,344,663
5.50%, 6/15/26 (e)	7,000		7,576,408
9.00%, 9/01/20 (g)	57		64,613
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	249		288,556
8.00%, 10/15/22 - 2/15/29	90		106,265
9.00%, 6/15/18 - 9/15/21	8		10,069
			633,386,517

U.S. Government Sponsored Agency Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	$22		$19,736
Series 228, Class 1, 6/01/23	14		13,523
Series 1991-7, Class J, 2/25/21	20		17,744
Series 1993-51, Class E, 2/25/23	73		66,158
Series 1993-70, Class A, 5/25/23	11		9,703
Series 1999-W4, Class PO, 2/25/29	188		162,150
Series 2002-13, Class PR, 3/25/32	417		354,501
Series G93-2, Class KB, 1/25/23	173		150,091
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	76		71,053
Series 1571, Class G, 8/15/23	446		386,639
Series 1691, Class B, 3/15/24	1,052		922,956
Series 1739, Class B, 2/15/24	48		47,515
Series T-8, Class A10, 11/15/28	144		144,219
			2,365,988
Total U.S. Government Sponsored Agency Securities – 146.9%			742,046,231

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 8/15/23 (f)	3,320		4,273,464
4.38%, 5/15/40 (f)	36,985		37,973,239
4.25%, 11/15/40 (g)(h)	8,985		9,024,309
4.75%, 2/15/41 (f)	11,235		12,265,463
4.38%, 5/15/41	5,535		5,681,179
U.S. Treasury Notes:
2.13%, 2/29/16 (f)	2,540		2,604,493
1.75%, 5/31/16 (f)	10		10,030
2.38%, 5/31/18 (f)	3,410		3,409,455
2.63%, 8/15/20	1,455		1,418,285
3.13%, 5/15/21 (f)	20,135		20,264,065
4.50%, 8/15/39 (g)	330		346,500
Total U.S. Treasury Obligations – 19.3%			97,270,482
Total Long-Term Investments (Cost – $868,478,567) – 174.0%			878,486,049

4	BLACKROCK INCOME TRUST, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Fund — 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (i)(j)	2,228,312	$2,228,312

	Par (000)
Borrowed Bond Agreements — 1.5%
BNP Paribas SA:
0.08%, 2/15/14	$929	926,900
0.04%, 2/29/16	6,811	6,810,775
		7,737,675
Total Short-Term Securities (Cost – $9,965,987) – 2.0%		9,965,987

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
Ten-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	75	155,859
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11	247	9,263
Five-Year U.S. Treasury Note, Strike Price USD 117.00, Expires 8/26/11	137	38,531
Ten-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	75	72,656
		120,450

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.2%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Bank of America NA	$6,200	1,011,010
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 5.47% and receive a floating rate based on 3- month LIBOR, Expires 5/08/12, Broker Bank of America NA	6,200	15,227
Total Options Purchased (Cost – $961,931) – 0.2%		1,302,546
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $879,406,485*) – 176.2%		889,754,582

Borrowed Bonds	Par (000)	Value
U.S. Treasury Note:
1.25% 2/15/14	$920	$(934,015)
2.13% 2/29/16	9,385	(9,623,295)
Total Borrowed Bonds (Proceeds – $10,239,321) - (2.1)%		(10,557,310)

TBA Sale Commitments (e)
Fannie Mae Mortgage-Backed Securities:
4.50%, 8/01/25 - 5/01/40	17,800	(18,864,355)
5.00%, 1/01/23 - 6/15/41	1,400	(1,501,063)
Freddie Mac Mortgage-Backed Securities, 5.00%, 2/01/22 - 4/01/22	1,200	(1,285,500)
Total TBA Sale Commitments (Proceeds – $21,534,750) – (4.3)%		(21,650,918)

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
Long-Term U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11	45	(129,375)
Exchange-Traded Put Options — (0.0)%
Long-Term U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11	45	(91,406)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11	247	(1,544)
		(92,950)

	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 5.33% and receive a floating rate based on 3- month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	$11,100	(1,019,342)
Over-the-Counter Put Swaptions — (0.0)%
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(86,466)
Total Options Written (Premiums Received – $1,023,053) – (0.3)%		(1,328,133)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written –169.5%	$856,218,221
Liabilities in Excess of Other Assets – (69.5)%	(351,166,066)
Net Assets – 100.0%	$505,052,155

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$879,683,659
Gross unrealized appreciation	$28,109,206
Gross unrealized depreciation	(18,038,283)
Net unrealized appreciation	$10,070,923

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $1,000.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows.

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Market, Inc.	$56,348,028	$467,825
Credit Suisse International	$34,574,100	$152,444
Deutsche Bank Securities, Inc.	$52,702,037	$297,990
Greenwich Financial Services	$4,771,937	$2,061
JPMorgan Chase Securities, Inc.	$(1,285,500)	$(9,000)
Morgan Stanley & Co., Inc.	$60,669,375	$478,711
Nomura Securities International, Inc.	$(311,625)	$(2,062)
UBS Securities	$(18,552,730)	$(98,433)

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	857,657	1,370,655	2,228,312	$9,488

(j)	Represents the current yield as of report date.

6	BLACKROCK INCOME TRUST, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate floors outstanding as of May 31, 2011 were as follows:

	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Pay to broker the difference between 3-month LIBOR and a floor of 5.50%
Broker Citibank NA
Expires 9/15/11	$23,000	(612,789)	(171,956)

Total		$(612,789)	$(171,956)

•	Reverse repurchase agreements outstanding as of May 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.03%	5/03/11	Open	$4,228,952	$4,228,850
Credit Suisse Securities (USA) LLC	0.03%	5/05/11	Open	8,270,186	8,270,000
Bank of America, Inc.	0.05%	5/06/11	Open	29,783,163	29,782,088
BNP Paribas	0.14%	5/12/11	6/13/11	97,059,455	97,047,000
Credit Suisse Securities (USA) LLC	(0.37%)	5/26/11	6/15/11	9,985,344	9,987,500
Credit Suisse Securities (USA) LLC	(0.33%)	5/27/11	6/15/11	7,033,710	7,035,000
BNP Paribas	0.21%	5/31/11	6/01/11	3,074,036	3,074,000
Credit Suisse Securities (USA) LLC	0.12%	5/31/11	6/01/11	4,817,045	4,817,012
Credit Suisse Securities (USA) LLC	0.15%	5/31/11	6/01/11	12,218,164	12,218,063
Deutsche Bank, NA	0.10%	5/31/11	6/01/11	10,000	10,000
Deutsche Bank, NA	0.15%	5/31/11	6/01/11	6,360,053	6,360,000
Total				$182,840,108	$182,829,513

          1          Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
160	90 Day Euro-Dollar	Chicago Mercantile	June 2011	$39,807,490	$87,510
9	5-Year U.S. Treasury Note 30-Year	Chicago Board of Trade	September 2011	1,071,186	1,080
47	U.S. Treasury Bond	Chicago Board of Trade	September 2011	6,038,042	27,895
157	90 Day Euro-Dollar	Chicago Mercantile	September 2011	39,009,132	111,343
143	90 Day Euro-Dollar	Chicago Mercantile	March 2012	35,392,106	182,719
210	90 Day Euro-Dollar	Chicago Mercantile	June 2012	51,927,778	236,222
169	90 Day Euro-Dollar	Chicago Mercantile	September 2012	41,654,315	234,448
98	90 Day Euro-Dollar	Chicago Mercantile	December 2012	24,020,745	207,306
70	90 Day Euro-Dollar	Chicago Mercantile	March 2013	17,115,955	147,795
41	90 Day Euro-Dollar	Chicago Mercantile	June 2013	10,064,775	21,225
90	90 Day Euro-Dollar	Chicago Mercantile	September 2013	21,943,335	139,290
57	90 Day Euro-Dollar	Chicago Mercantile	December 2013	13,823,094	124,093
26	90 Day Euro-Dollar	Chicago Mercantile	March 2014	6,289,522	56,429
Total					$1,577,355

BLACKROCK INCOME TRUST, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
242	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$53,022,481	$(20,894)
12	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	1,484,321	(4,054)
1,701	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	207,485,697	(1,072,850)
128	30-Year U.S. Treasury Bond	Chicago Board of Trade	September 2011	15,947,525	(32,475)
151	90 Day Euro-Dollar	Chicago Mercantile	December 2011	37,380,401	(218,599)
Total					$(1,348,872)

•	Interest rate swaps outstanding as of May 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.45% (a)	3-month LIBOR	JPMorgan Chase Bank NA	7/29/11	$20,000	$(37,866)
0.83% (a)	3-month LIBOR	Deutsche Bank AG	7/27/12	34,800	(172,013)
4.88% (b)	3-month LIBOR	UBS AG	3/21/15	25,000	3,212,628
4.87% (b)	3-month LIBOR	Goldman Sachs & Co.	1/25/16	5,500	764,220
2.81% (b)	3-month LIBOR	Citibank NA	2/06/16	20,000	916,672
5.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	7/14/16	5,400	1,000,529
5.51% (b)	3-month LIBOR	Bank of America NA	8/03/17	95,147	17,704,858
5.88% (a)	3-month LIBOR	Deutsche Bank Securities, Inc.	6/25/18	31,930	(6,451,199)
4.55% (a)	3-month LIBOR	Citibank NA	9/26/18	41,600	(5,382,464)
4.31% (a)	3-month LIBOR	Deutsche Bank Securities, Inc.	10/01/18	66,000	(7,488,838)
3.09% (a)	3-month LIBOR	Deutsche Bank AG	3/09/19	25,700	(634,153)
3.17% (b)	3-month LIBOR	Bank of America NA	3/18/19	4,700	139,186
2.88% (b)	3-month LIBOR	Deutsche Bank Securities, Inc.	4/01/19	39,700	332,767
3.23% (a)	3-month LIBOR	Deutsche Bank AG	5/19/19	2,800	(89,725)
3.90% (a)	3-month LIBOR	Barclays Bank Plc	6/05/19	20,000	(1,623,088)
3.55% (a)	3-month LIBOR	Deutsche Bank AG	8/18/19	15,000	(933,310)
5.49% (a)	3-month LIBOR	JPMorgan Chase Bank NA	10/28/19	1,400	(235,398)
3.67% (b)	3-month LIBOR	Deutsche Bank AG	12/21/19	2,000	117,982
5.67% (a)	3-month LIBOR	Citigroup Global Markets, Inc.	1/06/20	12,400	(2,117,070)
3.88% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/07/20	7,600	572,510
3.71% (a)	3-month LIBOR	Deutsche Bank AG	2/11/20	6,200	(376,373)
3.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/05/20	28,000	1,689,111
3.43% (b)	3-month LIBOR	JPMorgan Chase Bank NA	3/28/21	7,000	504,344
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	8/15/22	9,565	1,948,147
Total					$3,361,457

(a)	Pays a fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK INCOME TRUST, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$10,696,293	$939,242	$11,635,535
Non-Agency Mortgage-Backed Securities	—	22,667,424	4,866,377	27,533,801
U.S. Government Sponsored Agency Securities	—	736,488,499	5,557,732	742,046,231
U.S. Treasury Obligations	—	97,270,482	—	97,270,482
Short-Term Securities	$2,228,312	—	—	2,228,312
Borrowed Bond Agreements	—	7,737,675	—	7,737,675
Liabilities:
Investments in Securities:
Long-Term Investments:
Borrowed Bonds	—	(10,557,310)	—	(10,557,310)
TBA Sale Commitments	—	(21,650,918)	—	(21,650,918)
Total	$2,228,312	$842,652,145	$11,363,351	$856,243,808

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivatives Financial Instruments[1]
Assets:
Interest rate contracts	$1,853,664	$29,929,191	—	$31,782,855
Liabilities:
Interest rate contracts	(1,571,197)	(27,260,094)	—	(28,831,291)
Total	$282,467	$2,669,097	—	$2,951,564

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2011	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asst-Backed Securities	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets/Liabilities:
Balance, as of August 31, 2010	$1,261,564	$8,085,631	$5,750,715	$15,097,910
Accrued discounts/premiums	(232,132)	(208,654)	(11,208)	(451,994)
Net realized gain (loss)	(143,475)	1,583	(10,157)	(152,049)
Net change in unrealized appreciation/depreciation[2]	58,907	1,371,542	79,332	1,509,781
Purchases	—	—	—	—
Sales	(5,622)	(2,214,977)	(250,950)	(2,471,549)
Transfers in3	—	—	—
Transfers out[3]	—	(2,168,748)	—	(2,168,748)
Balance, as of May 31, 2011	$939,242	$4,866,377	$5,557,732	$11,363,351

[2]	The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $173,854.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Total
Balance, as of August 31, 2010	$(3,446,023)
Accrued discounts/ premium	572,500
Net realized gain (loss)	166,000
Net change in unrealized appreciation/depreciation[4]	2,707,523
Purchases	—
Issuances	—
Sales	—
Settlements	—
Transfers in5	—
Transfers out[5]	—
Balance, as of May 31, 2011	$—

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at May 31, 2011 was $(3,280,023).

[5]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

10	BLACKROCK INCOME TRUST, INC.	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 26, 2011